                          THE PARKSTONE GROUP OF FUNDS
                                 (THE "TRUST")

                     Supplement dated November 24, 1999 to
                    the Prospectus dated September 17, 1999

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

On November 17, 1999, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization between the Trust and Armada Funds. The Agreement and Plan of Reorganization, which provides for the reorganization of each Fund of the Trust into a corresponding investment portfolio offered by Armada Funds, is subject to approval by the shareholders of each Fund of the Trust at a special meeting scheduled to be held during the second quarter of 2000. If the Agreement and Plan of Reorganization is approved by shareholders, and certain other conditions are satisfied, each of the Funds described in this Prospectus will be reorganized into a corresponding investment portfolio offered by Armada Funds as described below, and shareholders of the Funds will become shareholders of Armada Funds.

The Agreement and Plan of Reorganization provides that initially each of the following eleven Funds of the Trust (collectively, the "Reorganizing Funds") will transfer substantially all its assets and liabilities to the existing Armada investment portfolio (collectively, the "Existing Armada Funds") identified below opposite its name:

             REORGANIZING FUNDS                            EXISTING ARMADA FUNDS
             ------------------                            ---------------------
Prime Obligations Fund                          Money Market Fund
U.S. Government Obligations Fund                Government Money Market Fund
Tax-Free Fund                                   Tax Exempt Money Market Fund
Bond Fund                                       Bond Fund
Limited Maturity Bond Fund                      Limited Maturity Bond Fund
Intermediate Government Obligations Fund        Intermediate Bond Fund
Equity Income Fund                              Equity Income Fund
Small Capitalization Fund                       Small Cap Growth Fund
International Discovery Fund                    International Equity Fund
Balanced Allocation Fund                        Balanced Allocation Fund
National Tax Exempt Bond Fund                   National Tax Exempt Bond Fund

The Agreement and Plan of Reorganization also provides that subsequently each of the following five Funds of the Trust (collectively, the "Continuing Funds") will transfer all its assets and liabilities to the newly-organized Armada investment portfolio (collectively, the "New Armada Funds") identified below opposite its name:

              CONTINUING FUNDS                                NEW ARMADA FUNDS
              ----------------                                ----------------
Large Capitalization Fund                       Large Cap Ultra Fund
U.S. Government Income Fund                     U.S. Government Income Fund
Mid Capitalization Fund                         Mid Cap Growth Fund
Michigan Municipal Bond Fund                    Michigan Municipal Bond Fund
Treasury Fund                                   Treasury Plus Money Market Fund

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PAR-B-8&9-01000(11/99)